Investment in Equity Investees (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2013 CNY (¥)	Apr. 30, 2012 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition				¥ 49,000
Share equity gain, during period			$ 5,135	35,652	¥ 52,355	¥ (671)
Cost investment					101,000		¥ 150,000
Accumulated, share equity gain					49,211		84,863
Investment in equity investee			33,827		150,211		234,863
Yizhuang Venture Investment Fund
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition	¥ 50,500	¥ 50,500
Share equity gain, during period				35,937	52,355
Cost investment					101,000	101,000	101,000
Accumulated, share equity gain					49,211	(3,144)	85,148
Investment in equity investee			26,811		¥ 150,211	¥ 97,856	186,148
Unis Tech
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition				49,000
Share equity gain, during period				¥ (285)
Cost investment							49,000	$ 7,057	¥ 49,000
Accumulated, share equity gain							(285)
Investment in equity investee			$ 7,016				¥ 48,715